Fees Summary	Nov. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 38,562,490
Previously Paid Amount	0.00
Total Fee Amount	5,325.48
Total Offset Amount	0.00
Net Fee	5,325.48
Narrative - Max Aggregate Offering Price	$ 38,562,490
Final Prospectus	true